Financial Income, Net (Schedule Of Financial Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Income, Net [Abstract]
Currency gains, net	$ 61	$ 650	$ 1,989
Income from marketable securities and deposits	1,599	1,347	1,165
Other	813	654	555
Financial income, net	$ 847	$ 1,343	$ 2,599